John Hancock Variable Insurance Trust
Supplement dated February 20, 2018 to the current prospectus

Lifecycle Trusts
Lifestyle Portfolios
Strategic Equity Allocation Trust
Managed Volatility Portfolios (the funds)

Effective immediately, Marcelle Daher, CFA no longer serves as a portfolio manager of the funds. Accordingly, all references to Ms. Daher are removed from the prospectus.

Also effective immediately, Robert Sykes, CFA, has replaced Ms. Daher as one of the portfolio managers for Lifecycle Trusts, Lifestyle Portfolios, and Managed Volatility Portfolios.

Robert Boyda and Nathan Thooft will continue to serve as portfolio managers of the Lifecycle Trusts and Lifestyle Portfolios. Messrs. Boyda, Sykes, and Thooft are jointly and primarily responsible for the day-to-day management of these funds’ portfolios.

Mr. Boyda, Jeffrey N. Given, CFA, Luning “Gary” Li and Mr. Thooft will continue to serve as portfolio managers of the Managed Volatility Portfolios. Messrs. Given, Li, Sykes, and Thooft are jointly and primarily responsible for the day-to-day management of these funds’ portfolios.

Messrs. Boyda and Thooft will continue to serve as portfolio managers of Strategic Equity Allocation Trust and are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, the following replaces in its entirety the portfolio manager information under the heading “Portfolio management” for the Lifecycle Trusts:

Robert Boyda
Senior Managing Director and
Senior Portfolio Manager, John Hancock
Asset Management a division of Manulife
Asset Management (US) LLC
Managed the fund since inception
Robert Sykes, CFA
Managing Director and Portfolio
Manager, John Hancock Asset
Management a division of Manulife
Asset Management (US) LLC
Managed the fund since 2018
Nathan Thooft, CFA
Managing Director of Asset
Allocation, Portfolio Solutions Group
(PSG), John Hancock Asset
Management a division of Manulife
Asset Management (US) LLC
Managed the fund since inception

The following replaces in its entirety the portfolio manager information under the heading “Portfolio management” for Lifestyle Portfolios:

Robert Boyda
Senior Managing Director and
Senior Portfolio Manager, John Hancock
Asset Management a division of Manulife
Asset Management (US) LLC
Managed the fund since 2013
Robert Sykes, CFA
Managing Director and Portfolio
Manager, John Hancock Asset
Management a division of Manulife
Asset Management (US) LLC
Managed the fund since 2018
Nathan Thooft, CFA
Managing Director of Asset
Allocation, Portfolio Solutions Group
(PSG), John Hancock Asset
Management a division of Manulife
Asset Management (US) LLC
Managed the fund since 2013

The following replaces in its entirety the portfolio manager information under the heading “Portfolio management” for Managed Volatility Portfolios:

Robert Boyda
Senior Managing Director and
Senior Portfolio Manager, John Hancock
Asset Management a division of Manulife
Asset Management (US) LLC
Managed the fund since 2010
Jeffrey N. Given, CFA
Senior Managing Director and Senior
Portfolio Manager, John Hancock Asset
Management a division of Manulife
Asset Management (US) LLC
Managed the fund since 2014
Luning “Gary Li
Managing Director and Senior
Portfolio Manager, John Hancock
Asset Management a division of
Management a division of Manulife
Manulife Asset Management (US) LLC
Managed the fund since 2014

Robert Sykes, CFA
Managing Director and Portfolio
Manager, John Hancock Asset
Management a division of Manulife
Asset Management (US) LLC
Managed the fund since 2018
Nathan Thooft, CFA
Managing Director of Asset
Allocation, Portfolio Solutions Group
(PSG), John Hancock Asset
Management a division of Manulife
Asset Management (US) LLC
Managed the fund since 2013

The following information relating to Mr. Sykes is added to the portfolio manager information in “Management” under the John Hancock Asset Management a division of Manulife Asset Management (US) LLC portion of “Subadvisors and Portfolio Managers”:

●	Robert Sykes, CFA. Managing Director of Asset Allocation, Portfolio Solutions Group (PSG); joined John Hancock Asset Management in 2008; began business career in 2001.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.